Financial Assets And Liabilities - Summary Of Detailed Information About Concentration Of Risk That Arises From Contracts Within Scope Of IFRS 17 (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trafigura Argentina SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	2.00%	25.00%
Raizen Argentina SA before Shell Ca Argentina de Petrleo SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	53.00%	25.00%
Camuzzi Gas Pampena SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	1.00%	13.00%
Oil Market [Member] | Trafigura Argentina SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	40.00%	46.00%
Oil Market [Member] | Raizen Argentina SA before Shell Ca Argentina de Petrleo SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	26.00%	17.00%
Oil Market [Member] | Trafigura Pte LTD [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	5.00%	17.00%
Oil Market [Member] | ENAP Refinerías S.A. [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	6.00%	12.00%
Oil Market [Member] | Valero Marketing and Supply Company [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	10.00%
Natural Gas [Member] | Rafael G Albanesi SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	11.00%	22.00%
Natural Gas [Member] | Camuzzi Gas Pampena SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	3.00%	29.00%
Natural Gas [Member] | Metroenerga SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	1.00%	13.00%
Natural Gas [Member] | Generacin Mediterrnea S.A. [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	15.00%
Natural Gas [Member] | Cía. Administradora del Mercado Mayorista Eléctrico S.A. [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	10.00%